Inventories - Summary of Inventories (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Classes Of Inventories [Abstract]
Merchandise	$ 5,133		$ 4,136
Project in process	1,390		961
Work in process	152		109
Raw materials	89		143
Inventories subtotal	6,764		5,349
Land held under development	1,999		1,999
Construction in progress	77		75
Inventories	$ 8,840	$ 298	$ 7,423